VOYA SEPARATE PORTFOLIOS TRUST

Voya Emerging Markets Local Currency Debt Fund

(the “Fund”)

Supplement dated October 12, 2018

to the Fund’s current Class I shares Prospectus (the “Prospectus”)

and related Statement of Additional Information (“the SAI”),

each dated July 31, 2018

Effective immediately, the Fund’s Prospectus and SAI are revised as follows:

1.	The covers of the Fund’s Prospectus and SAI are revised to include the following footnote applicable to the Fund:

1.	Class I shares of the Fund are not currently offered.

2.	The “Class/Ticker” line item with reference to the Fund in the Fund’s Prospectus and SAI is hereby deleted and replaced with the following:

Class/Ticker: I/IELIX; P/ILCDX

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE